INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Products available for sale	112,235	179,905
Goods in transit	7,589	7,763
Raw materials	1,506	828
Work-in-progress	31	86
Total	121,361	188,582

Inventories write-downs recognized in cost of revenues for the years ended December 31, 2025, 2024 and 2023 were US$8,752, US$25,902 and US$1,668, respectively.

Inventories of nil and US$1,243 were pledged for other short-term financing arrangements (Note 10) as of December 31, 2025 and 2024, respectively.